Federated Hermes MDT Large Cap Core ETF Expense Example - Federated Hermes MDT Large Cap Core ETF - Federated Hermes MDT Large Cap Core ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505